Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Cash flows from operating activities
Income (loss) from continuing operations	$ (5,873)	$ (628)	$ 1,171
Loss from discontinued operations	0	(18)	(7)
Net income (loss)	(5,873)	(646)	1,164
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization	1,270	1,918	1,523
Deferred income taxes	(149)	87	(5)
Stock-based compensation	68	86	97
Impairment of long-lived assets	2,748	0	0
Impairment of goodwill	0	335	355
Debentures fair value adjustment	377	0	0
Other	141	36	9
Net changes in working capital items	1,259	487	(231)
Net cash provided by (used in) operating activities	(159)	2,303	2,912
Cash flows from investing activities
Acquisition of long-term investments	(229)	(296)	(355)
Proceeds on sale or maturity of long-term investments	284	227	376
Acquisition of property, plant and equipment	(283)	(418)	(902)
Proceeds on sale of property, plant and equipment	49	5	0
Acquisition of intangible assets	(1,080)	(1,005)	(2,217)
Business acquisitions, net of cash acquired	(7)	(60)	(226)
Acquisition of short-term investments	(1,699)	(1,472)	(250)
Proceeds on sale or maturity of short-term investments	1,925	779	550
Net cash used in investing activities	(1,040)	(2,240)	(3,024)
Cash flows from financing activities
Issuance of common shares	3	0	9
Tax deficiencies related to stock-based compensation	(13)	(11)	(2)
Purchase of treasury stock	(16)	(25)	(156)
Issuance of debt	1,250		0
Net cash provided by (used in) financing activities	1,224	(36)	(149)
Effect of foreign exchange gain (loss) on cash and cash equivalents	5	(5)	(3)
Net increase (decrease) in cash and cash equivalents for the year	30	22	(264)
Cash and cash equivalents, beginning of year	1,549	1,527	1,791
Cash and cash equivalents, end of year	$ 1,579	$ 1,549	$ 1,527